Condensed Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 139	$ 143	$ 255	$ 232	$ 545	$ 419	[1]	$ 431	[1]
Other comprehensive income (loss):
Net effects of cash flow hedges (net of tax) (Note 1)			(3)		2	2		2
Defined benefit pension plans (net of tax)	3	1	3	2	(65)	8
Total other comprehensive income (loss)	3	1		2	(63)	10		2
Comprehensive income	$ 142	$ 144	$ 255	$ 234	$ 482	$ 429		$ 433

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.